Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Transfer Prices Between Operating Segments	For management purposes, the Group is organized into business units based on their products and activities and have three reportable segments as follows: - Production and marketing of cement, concrete, mortar and blocks in the northern region of Peru. - Sale of construction supplies (steel rebar and building materials) in the northern region of Peru. - Production and marketing of quicklime in the northern region of Peru. No operating segments have been aggregated to form the above reportable operating segments. Management monitors the profit before income tax of each business unit separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit before income tax and is measured consistently with profit before income tax in the consolidated statement of profit and loss.
	2023				2022				2021
	Cement, concrete, mortar and blocks	Construction supplies	Others (*)	Total consolidated	Cement, concrete, mortar and blocks	Construction supplies	Others (*)	Total consolidated	Cement, concrete, mortar and blocks	Construction supplies	Others (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Revenues from external customers	1,850,238	74,096	25,741	1,950,075	1,963,826	114,024	37,896	2,115,746	1,784,487	113,905	39,375	1,937,767
Gross profit	687,727	723	1,002	689,452	647,285	3,670	1,076	652,031	550,816	3,501	5,114	559,431
Administrative expenses	(230,203)	(2,692)	(1,816)	(234,711)	(223,162)	(2,741)	(1,674)	(227,577)	(191,132)	(2,675)	(2,262)	(196,069)
Selling and distribution expenses	(65,542)	(766)	(517)	(66,825)	(63,971)	(786)	(480)	(65,237)	(50,223)	(703)	(594)	(51,520)
Other operating (expense) income, net	(13,813)	3	-	(13,810)	(2,964)	8	(943)	(3,899)	6,358	47	3	6,408
Finance income	7,160	9	77	7,246	3,252	20	34	3,306	2,874	17	-	2,891
Finance cost	(104,045)	-	-	(104,045)	(95,102)	(3)	-	(95,105)	(88,961)	(3)	(1)	(88,965)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss	19	-	-	19	(59)	-	-	(59)	(980)	-	-	(980)
Impairment of assets	(36,551)	-	-	(36,551)	-	-	-	-	-	-	-	-
Gain (loss) from exchange difference, net	4,932	(6)	7	4,933	(1,030)	5	(15)	(1,040)	(6,987)	(30)	(69)	(7,086)
Profit before income tax	249,684	(2,729)	(1,247)	245,708	264,249	173	(2,002)	262,420	221,765	154	2,191	224,110
Income tax expense	(78,050)	853	389	(76,808)	(86,189)	(56)	653	(85,592)	(70,198)	(49)	(693)	(70,940)
Profit for the year	171,634	(1,876)	(858)	168,900	178,060	117	(1,349)	176,828	151,567	105	1,498	153,170
(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).

Schedule of Non-Material Operations
	2023				2022				2021
	Cement, concrete and blocks	Construction supplies	Others (*)	Consolidated	Cement, concrete and blocks	Construction supplies	Others (*)	Consolidated	Cement, concrete and blocks	Construction supplies	Others (*)	Consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segment assets	3,074,279	46,941	100,266	3,221,486	3,086,104	38,353	102,537	3,226,994	2,940,888	42,578	111,229	3,094,695
Other assets (*)	-	-	249	249	86,630	-	537	87,167	106,280	-	797	107,077
Total assets	3,074,279	46,941	100,515	3,221,735	3,172,734	38,353	103,074	3,314,161	3,047,168	42,578	112,026	3,201,772
Operating liabilities	1,968,133	62,907	687	2,031,727	2,041,923	76,780	323	2,119,026	1,930,140	75,633	194	2,005,967
Capital expenditure (**)	299,326	-	-	299,326	190,126	-	-	190,126	97,288	-	-	97,288
Depreciation and amortization	(137,968)	(1,468)	(4,759)	(144,195)	(133,276)	(1,545)	(3,718)	(138,539)	(128,522)	(1,102)	(5,943)	(135,567)
Provision of inventory net realizable value and obsolescence	(2,956)	-	-	(2,956)	(2,027)	-	-	(2,027)	(3,374)	-	-	(3,374)
(*)	As of December 31, 2023, corresponds to the financial investment designated at fair value through OCI for S/249,000. As of December 31, 2022, corresponds to the financial investment designated at fair value through OCI for approximately S/274,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/86,893,000. As of December 31, 2021, corresponds to the financial investment designated at fair value through OCI for approximately S/476,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/106,601,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivative financial instrument at fair value through profit or loss are not assigned to any segment.
(**)	Capital expenditure consists of S/299,326,000, S/190,126,000 and S/97,288,000 during the years ended as of December 31, 2023, 2022 and 2021, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.